Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases [Line Items]
Lease term	1 year
Operating lease expenses	$ 294,778	$ 515,034	$ 598,993
Short-term lease expenses	$ 19,363	$ 225,356	$ 55,567
Minimum [Member]
Leases [Line Items]
Lease term	5 months
Maximum [Member]
Leases [Line Items]
Lease term	29 months